Quarterly Results of Operations and Seasonality (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended										12 Months Ended
	May 04, 2013	Feb. 02, 2013		Oct. 27, 2012	Jul. 28, 2012	Apr. 28, 2012	Jan. 28, 2012	Oct. 29, 2011	Jul. 30, 2011	Apr. 30, 2011	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Quarterly Financial Information Disclosure [Abstract]
Net sales	$ 95,604	$ 173,589	[1]	$ 86,587	$ 86,820	$ 71,829	$ 125,825	$ 61,895	$ 61,966	$ 47,427	$ 418,825	$ 297,113	$ 197,189
Gross Profit	30,213	71,138	[1]	26,931	28,747	23,020	51,890	18,373	20,011	14,587	149,836	104,861	66,143
Net income (loss)	$ 1,570	$ 19,206	[1]	$ 729	$ 1,247	$ (1,157)	$ 12,427	$ 440	$ 2,212	$ 999	$ 20,025	$ 16,078	$ 7,023
Basic (loss) income per common share (dollars per share)	$ 0.03	$ 0.36	[1]	$ 0.01	$ (3.41)	$ (0.32)	$ 0.17	$ (0.22)	$ (0.10)	$ (0.18)	$ (1.28)	$ 0.00	$ (0.08)
Diluted (loss) income per common share (dollars per share)	$ 0.03	$ 0.35	[1]	$ 0.01	$ (3.41)	$ (0.32)	$ 0.17	$ (0.22)	$ (0.10)	$ (0.18)	$ (1.28)	$ 0.00	$ (0.08)
Fiscal year period	P13W					P13W					P53W	P52W	P52W

[1]	The Company operates on a fiscal calendar widely used by the retail industry that results in a given fiscal year consisting of a 52- or 53-week period ending on the Saturday closest to January 31 of the following year. Fiscal 2012 consists of a 53-week fiscal year and the fourth quarter of fiscal 2012 included an extra week, representing the 53rd week.